UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08295

New Providence Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)       (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2008

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2008

WISDOM FUND

May 31, 2008

INSTITUTIONAL CLASS SHARES

INVESTOR CLASS SHARES

CLASS B SHARES

CLASS C SHARES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804, Phone 1-800-773-3863.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Wisdom Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), industry concentration risk and other risks as set forth in the Fund’s prospectus. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2007.

For More Information on Your Wisdom Fund:

See Our Web site @ www.wisdomfund.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

WISDOM FUND

Annual Report to Shareholders

June 30, 2008

Portfolio Manager's Letter

Dear Shareholders,

The prolonged decline in the domestic and international stock markets continued through the end of June. The broad stock market indexes around the world are now down well over 10% year to date. Slowing earnings and economic growth, severe problems with the credit markets, soaring energy costs and the fear of inflation are taking their toll on stock valuations. I am as frustrated as you by the difficult market environment and by the fact that recent returns fall short of our goal of maximizing total returns.

We are now well into the second year of the credit correction that began in the spring of 2007. The pain of the credit crunch has been felt across all sectors of the credit markets, and is manifested in high loan charge-offs and scarce credit availability. Consumers and businesses are spending more conservatively due to higher energy costs and the slowing economy. I still feel that the fallout from the long period of excessively loose credit standards will take some time to work through.

Despite the cloudy near-term outlook, our nation and economy are still fundamentally strong and I do not believe that these issues affect the long-term attractiveness of the stocks in our portfolio.

Although I am very sober about the challenges facing the economy, I find these circumstances to be cause for optimism. Our stock selection process (which emulates Berkshire Hathaway's bottom-up stock selection process) focuses on finding stocks that sell at discounts to their value. Lower stock prices enable Berkshire Hathaway and the fund to buy stocks of attractive, well-run companies at even more attractive prices. Also, the widespread pessimism and constant repetition of bad news suggest that stock prices already reflect the most negative outlooks. I believe that market pessimism actually plays to our strength as stock pickers.

General Comments

As indicated in the chart at the end of this letter, the fund under-performed the S&P 500 Index for the quarter ending June 30, 2008. For the last 6 months, the fund’s B and C share classes under-performed the S&P 500 Index, while the fund’s Investor and Institutional share classes slightly outperformed the index. The fund outperformed the S&P 500 Index for the last 9 months, but underperformed for the last 12 months.

Since our inception date of 2-16-99, the Investor and Institutional share classes have outperformed the S&P 500 Index. The same is also true for our B and C share classes since their inception date of 11-16-99.

As Sir John Templeton said, “One needs to be optimistic at times of maximum pessimism.” I don't know if we are at a point of maximum pessimism yet. Markets can exhibit pretty extreme behavior in both directions from time to time. But some exceptional stocks are clearly available at spectacular prices right now-well below what a rational intelligent private buyer would pay for these businesses. The market declines generally bode well for net buyers of stocks.

While the media talks about a recent onset of a bear market, from my vantage point we've been in a bear market since the inception of the Wisdom Fund. Since February 16, 1999, the S&P 500 Index has a return of only 1.98%.1

This must be a bear market because even Warren Buffett's Berkshire Hathaway has slumped almost 20% since December of 2007. That decline exceeds the drop of the S&P 500 Index and marks the worst first half for Berkshire since 1990.2

_________________________

1  Source: Bloomberg.

2  Source: Seeking Alpha (July 11, 2008).

WISDOM FUND

Annual Report to Shareholders

Like Berkshire, the fund has been hurt by the declines in financial stocks like Wells Fargo, American Express, and U.S. Bancorp, all large positions for Berkshire and the Wisdom Fund. Wells Fargo dropped 18% in the second quarter while American Express and U.S. Bancorp dropped about 14%.

Also hurting performance for Berkshire and the fund have been stocks tied to the largest housing slump since the Great Depression. Stocks like Mohawk Industries, Home Depot and Sherwin Williams have seen their prices decline because of the credit crisis.

However, Wal-Mart, McDonalds, Burlington Northern and our natural gas stocks like Chesapeake Energy had positive returns in 2008.

Thanks you for your continued investment and confidence in the Wisdom Fund. I welcome your comments and questions. You can reach me via e-mail at Douglas@wisdomfund.com

Average Annual Total Returns As of June 30, 2008	Past 3 Months	Past 6 Months	Past 9 Months	Past 1 Year	Past 5 Years	Since Inception [1]
Investor Class	(5.72)%	(11.68)%	(14.09)%	(15.28)%	3.92%	3.60%
Class B Shares	(5.89)%	(12.03)%	(14.62)%	(15.94)%	3.14%	2.87%
Class C Shares	(5.95)%	(12.05)%	(14.62)%	(15.93)%	3.13%	2.88%
Institutional Class	(5.71)%	(11.57)%	(13.95)%	(15.07)%	4.17%	3.86%
S&P 500 Index	(2.73)%	(11.91)%	(14.85)%	(13.12)%	7.58%	1.98%

Expense Ratios [2]

The performance information quoted above represents past performance, which is not a guarantee of future results. Sales loads are not reflected in the chart above; if reflected, returns would be less than those shown. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

Investor Class	1.73%
Class B Shares	2.48%
Class C Shares	2.48%
Institutional Class	1.48%

1.    The Investor Class and Institutional Class commenced operations on February 16, 1999. Class B and Class C commenced operations on November 16, 1999. The since inception return for the S&P 500 Index is based on the inception date of the Investor Class and Institutional Class.

2.    Expenses are based upon actual expenses incurred by the Fund for the fiscal year ended May 31, 2007.

WISDOM FUND INSTITUTIONAL CLASS SHARES

Performance Update - $25,000 Investment (Unaudited)

For the period from February 16, 1999 (Date of Initial Public Investment) to May 31, 2008

Performance Returns for the periods ended May 31, 2008
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio (1)
Institutional Class Shares	(8.85)%	6.09%	4.93%	1.48%
Cumulative Total Investment Returns	Since Inception*	Final Value of $25,000 Investment
Institutional Class Shares	56.34%	$39,085
S&P 500 Total Return Index	31.29%	$32,823
*The Fund’s inception date – February 16, 1999 (Date of Initial Public Investment).

The graph assumes an initial $25,000 investment at February 16, 1999 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund – Institutional Class Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

(1) Gross Expense Ratio per most recent Prospectus, dated September 2007.

	Wisdom Fund - Institutional Class Shares	S&P 500 Total Return Index
2/16/1999	25,000	25,000
5/31/1999	24,889	26,307
5/31/2000	25,295	29,063
5/31/2001	28,001	25,996
5/31/2002	30,181	24,019
5/31/2003	29,082	20,591
5/31/2004	33,005	24,365
5/31/2005	34,871	26,372
5/31/2006	35,788	28,649
5/31/2007	42,882	35,179
5/31/2008	39,085	32,823

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

Example - As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$944.90	$9.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.60	$9.47

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.88%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

WISDOM FUND INVESTOR CLASS SHARES

Performance Update - $10,000 Investment (Unaudited)

For the period from February 16, 1999 (Date of Initial Public Investment) to May 31, 2008

Performance Returns for the periods ended May 31, 2008
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio (1)
Investor Class Shares – No Sales Load	(9.13)%	5.83%	4.65%	1.73%
Investor Class Shares – 5.75% Maximum Sales Load	(14.35)%	4.59%	3.99%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
Investor Class Shares – No Sales Load	52.59%	$15,259
Investor Class Shares – 5.75% Maximum Sales Load	43.81%	$14,381
S&P 500 Total Return Index	31.29%	$13,129
*The Fund’s inception date – February 16, 1999(Date of Initial Public Investment).

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at February 16, 1999 (Date of Initial Public Investment). Effective September 28, 2007, the maximum sales load was lowered to 3.00%. All dividends and distributions are reinvested. This graph depicts the performance of the Investor Class Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

(1) Gross Expense Ratio per most recent Prospectus, dated September 2007.

	Wisdom Fund - Investor Class Shares	S&P 500 Total Return Index
2/16/1999	9,425	10,000
5/31/1999	9,370	10,523
5/31/2000	9,498	11,625
5/31/2001	10,487	10,399
5/31/2002	11,281	8,959
5/31/2003	10,832	8,236
5/31/2004	12,266	9,746
5/31/2005	12,924	10,549
5/31/2006	13,229	11,460
5/31/2007	15,826	14,072
5/31/2008	14,381	13,129

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

Example - As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$943.20	$10.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.45	$10.63

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 2.11%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

WISDOM FUND CLASS B SHARES

Performance Update - $10,000 Investment (Unaudited)

For the period from November 16, 1999 (Date of Initial Public Investment) to May 31, 2008

Performance Returns for the periods ended May 31, 2008
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio (1)
Class B Shares – No Sales Charge	(9.77)%	5.04%	4.02%	2.48%
Class B Shares – Maximum Sales Charge	(12.88)%	4.88%	4.02%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
Class B Shares – No Sales Load	40.00%	$14,000
S&P 500 Total Return Index	13.72%	$11,372
*The Fund’s inception date – November 16, 1999(Date of Initial Public Investment).

The graph assumes an initial $10,000 investment at November 16, 1999 (Date of Initial Public Investment). The table above includes the maximum contingent deferred sales charge (“CDSC”) corresponding to the length of time that the investment was held as noted. The CDSC for the Class B Shares declines from 4% to 0% over seven years; and the Class B Shares are converted to Investor Class Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund – Class B Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

(1) Gross Expense Ratio per most recent Prospectus, dated September 2007.

	Wisdom Fund - Class B Shares	S&P 500 Total Return Index
11/16/1999	10,000	10,000
5/31/2000	9,815	10,070
5/31/2001	10,757	9,007
5/31/2002	11,479	7,760
5/31/2003	10,950	7,134
5/31/2004	12,308	8,442
5/31/2005	12,869	9,137
5/31/2006	13,084	9,926
5/31/2007	15,516	12,188
5/31/2008	14,000	11,372

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

Example - As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$939.80	$13.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.65	$14.43

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 2.87%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

WISDOM FUND CLASS C SHARES

Performance Update - $10,000 Investment (Unaudited)

For the period from November 16, 1999 (Date of Initial Public Investment) to May 31, 2008

Performance Returns for the periods ended May 31, 2008
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio (1)
Class C Shares – No Sales Charge	(9.78)%	5.05%	4.03%	2.48%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
Class C Shares – No Sales Charge	40.15%	$14,015
S&P 500 Total Return Index	13.72%	$11,372
*The Fund’s inception date – November 16, 1999(Date of Initial Public Investment).

The graph assumes an initial $10,000 investment at November 16, 1999 (Date of Initial Public Investment). The deduction of the maximum contingent deferred sales charge (“CDSC”) is not reflected in the graph because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund – Class C Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

(1) Gross Expense Ratio per most recent Prospectus, dated September 2007.

	Wisdom Fund - Class C Shares	S&P 500 Total Return Index
11/16/1999	10,000	10,000
5/31/2000	9,814	10,070
5/31/2001	10,760	9,007
5/31/2002	11,480	7,760
5/31/2003	10,953	7,134
5/31/2004	12,316	8,442
5/31/2005	12,886	9,137
5/31/2006	13,092	9,926
5/31/2007	15,535	12,188
5/31/2008	14,015	11,372

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

Example - As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$940.20	$13.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.65	$14.43

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 2.87%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

WISDOM FUND

Schedule of Investments

As of May 31, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 93.20%				Diversified Financial Services - 8.04%
					American Express Company	39,750	$ 1,842,413
Apparel - 2.45%
	Nike, Inc. - Cl. B	8,200	$ 560,634	Electric - 2.85%
				µ	CPFL Energia SA	2,800	194,460
Auto Parts & Equipment - 0.47%					FPL Group, Inc.	6,800	459,136
	WABCO Holdings, Inc.	2,063	107,812				653,596
				Engineering & Construction - 1.91%
Banks - 7.74%				*	Foster Wheeler Ltd.	2,000	152,340
	Bank of America Corporation	4,000	136,040	*	Jacobs Engineering Group Inc.	3,000	284,340
	M&T Bank Corporation	2,030	175,920				436,680
	SunTrust Banks, Inc.	500	26,105	Foods - 1.24%
	U.S. Bancorp	3,000	99,570	µ	Cadbury PLC	2,880	154,627
	Wells Fargo Company	48,444	1,335,601		Kraft Foods, Inc. - Class A	4,000	129,920
			1,773,236				284,547
Beverages - 12.88%				Hand/Machine Tools - 1.01%
	Anheuser-Busch Companies Inc.	2,700	155,142		Kennametal Inc.	6,000	231,900
µ	Cia de Bebidas das Americas	2,000	137,340
µ	Diageo PLC	3,000	235,860	Health Care Products - 1.75%
µ	Fomento Economico				Johnson & Johnson	6,000	400,440
	Mexicano SA de CV	6,000	282,300
	PepsiCo Inc.	5,000	341,500	Health Care Services - 0.84%
	The Coca-Cola Company	31,430	1,799,682	*	Five Star Quality Care, Inc.	4	25
			2,951,824		UnitedHealth Group, Inc.	4,000	136,840
Building Materials - 1.44%				*	Wellpoint, Inc.	1,000	55,820
	Trane Inc.	4,190	194,500				192,685
*	USG Corp	4,000	136,200	Insurance - 7.38%
			330,700		Fairfax Financial Holdings Ltd.	800	219,536
Chemicals - 1.71%					The Progressive Corporation	1,000	20,060
	The Sherwin-Williams Company	6,970	391,366		Wesco Financial Corporation	386	164,436
					White Mountains Insurance
Coal - 1.70%					Group Ltd.	2,700	1,287,900
*	Alpha Natural Resources, Inc.	2,000	163,360				1,691,932
	Arch Coal, Inc.	2,000	129,820	Iron/Steel - 2.42%
	Consol Energy, Inc.	1,000	97,560	µ	Cia Siderurgica Nacional SA	5,000	245,850
			390,740	µ	Mechel	3,000	172,860
Commercial Services - 2.17%				µ	POSCO	1,000	136,650
*	Iron Mountain Inc.	1,275	38,288				555,360
	Moody's Corporation	12,410	460,163	Machinery - Diversified - 0.60%
			498,451		Flowserve Corporation	1,000	138,520
Cosmetics & Personal Care - 6.42%
	The Procter & Gamble Company	22,295	1,472,585

					(Continued)

WISDOM FUND

Schedule of Investments

As of May 31, 2008
		Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				Transportation - 3.80%
				Burlington Northern
Miscellaneous Manufacturer - 1.17%				Santa Fe Corp.	5,000	$ 565,250
	General Electric Company	3,000	$ 92,160	Union Pacific Corp.	2,000	164,620
	Ingersoll-Rand Co. Ltd. - Class A	1,000	44,040	United Parcel Service Inc. - Cl. B	2,000	142,040
	SPX Corporation	1,000	132,880			871,910
			269,080
Oil & Gas - 3.46%				Total Common Stocks (Cost $17,844,444)		21,362,320
	Apache Corporation	1,000	134,060
	ConocoPhillips	2,164	201,468	EXCHANGE TRADED FUNDS - 2.11%
µ	Petroleo Brasileiro SA	2,800	197,400
*	Southwestern Energy Company	3,000	133,020	CurrencyShares Australian
	XTO Energy Inc.	2,000	127,240	Dollar Trust	4,000	384,800
			793,188	PowerShares DB Energy Fund	2,000	99,180
Pharmaceuticals - 0.75%
µ	GlaxoSmithKline PLC	3,000	133,590	Total Exchange Traded Funds (Cost $448,225)		483,980
µ	Sanofi-Aventis	1,000	37,320
			170,910	INVESTMENT COMPANY - 4.68%
Pipelines - 1.02%				(a)	Lehman Brothers Institutional Liquidity Funds - Prime Portfolio,
	Kinder Morgan			2.51%
	Energy Partners LP	4,000	232,680	(Cost $1,072,768)	1,072,768	1,072,768

Retail - 8.08%				Total Investments (Cost $19,365,437) - 99.99%		$ 22,919,068
*	CarMax, Inc.	3,000	58,980	Other Assets Less Liabilities - 0.01%		1,185
	Costco Wholesale Corporation	3,500	249,620
	Lowe's Companies, Inc.	1,000	24,000	Net Assets - 100.00%		$ 22,920,253
	McDonald's Corporation	7,000	415,240
	The Home Depot, Inc.	7,000	191,520	*	Non-income producing investment.
	Wal-Mart Stores, Inc.	10,100	583,174	µ	American Depositary Receipt.
	Yum! Brands, Inc.	8,300	329,510	(a)	Variable rate security. The rate shown is the 7-day effective
			1,852,044	yield as of May 31, 2008.
Textiles - 6.39%
*	Mohawk Industries, Inc.	19,495	1,463,685	The following acronyms are used in this portfolio:
				LP - Limited Partner
Media - 3.51%				PLC - Public Limited Company (British)
	Comcast Corporation - Cl. A	8,250	185,625	SA - Sociedade por Ações (Brazil)
	Gannett Co., Inc.	4,298	123,825	SA de CV - Convertible Securities (Mexican)
	The McGraw-Hill Companies, Inc.	1,000	41,490
	The Washington Post
	Company - Cl. B	720	452,462
			803,402

						(Continued)

WISDOM FUND

Schedule of Investments

As of May 31, 2008

Summary of Investments by Industry

	% of Net Assets	Market Value
Industry
Apparel	2.45%	$ 560,634
Auto Parts & Equipment	0.47%	107,812
Banks	7.74%	1,773,236
Beverages	12.88%	2,951,824
Building Materials	1.44%	330,700
Chemicals	1.71%	391,366
Coal	1.70%	390,740
Commercial Services	2.17%	498,451
Cosmetics & Personal Care	6.42%	1,472,585
Diversified Financial Services	8.04%	1,842,413
Electric	2.85%	653,596
Engineering & Construction	1.91%	436,680
Exchange Traded Funds	2.11%	483,980
Foods	1.24%	284,547
Hand/Machine Tools	1.01%	231,900
Health Care Products	1.75%	400,440
Health Care Services	0.84%	192,685
Insurance	7.38%	1,691,932
Investment Company	4.68%	1,072,768
Iron/Steel	2.42%	555,360
Machinery - Diversified	0.60%	138,520
Media	3.51%	803,402
Miscellaneous Manufacturer	1.17%	269,080
Oil & Gas	3.46%	793,188
Pharmaceuticals	0.75%	170,910
Pipelines	1.02%	232,680
Retail	8.08%	1,852,044
Textiles	6.39%	1,463,685
Transportation	3.80%	871,910
Total	99.99%	$ 22,919,068

See Notes to Financial Statements

WISDOM FUND

Statement of Assets and Liabilities

As of May 31, 2008

Assets:
Investments, at value (cost $19,365,437)	$22,919,068
Receivables:
Fund shares sold	1,173
Income	33,930
Prepaid expenses
Fund accounting fees (note 2)	4,500
Compliance services fees (note 2)	683
Other expenses	13,093
Total assets	22,972,447

Liabilities:
Payables:
Fund shares repurchased	80
Accrued expenses	52,114
Total liabilities	52,194

Net Assets	$22,920,253

Net Assets Consist of:
Capital (par value and paid in surplus)	$18,558,561
Undistributed net realized gain on investments	808,061
Net unrealized appreciation on investments	3,553,631
Total Net Assets	$22,920,253

Institutional Class Shares Outstanding, no par value (unlimited shares authorized)	397,655
Net Assets - Institutional Class Shares	$4,461,629
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$11.22

Investor Class Shares Outstanding, no par value (unlimited shares authorized)	403,365
Net Assets - Investor Class Shares	$4,445,636
Net Asset Value, Redemption Price Per Share	$11.02
Maximum Offering Price Per Share (100 ÷ 97 of $11.02)	$11.36

Class B Shares Outstanding, no par value (unlimited shares authorized)	825,658
Net Assets - Class B Shares	$8,538,645
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$10.34

Class C Shares Outstanding, no par value (unlimited shares authorized)	525,858
Net Assets - Class C Shares	$5,474,343
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (b)	$10.41

(a)	Contingent deferred sales charge for Class B Shares is imposed on proceeds redeemed within a six year period.
(b)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

WISDOM FUND

Statement of Operations

For the fiscal year ended May 31, 2008

Investment Income:
Dividends	$482,613
Other Income	12

Total Income	482,625

Expenses:
Advisory fees (note 2)	131,820
Administration fees (note 2)	32,955
Transfer agent fees(note 2)	46,614
Fund accounting fees (note 2)	56,636
Compliance service fees(note 2)	7,750
Custody fees (note 2)	10,523
Distribution and service fees - Investor Class Shares (note 3)	13,757
Distribution and service fees - Class B Shares (note 3)	100,691
Distribution and service fees - Class C Shares (note 3)	62,261
Registration and filing administration fees (note 2)	36,000
Legal fees	40,268
Audit and tax preparation fees	16,000
Registration and filing expenses	37,353
Printing expenses	7,305
Trustee fees and meeting expenses	4,876
Securities pricing fees	5,781
Other operating expenses	19,578

Total Expenses	630,168

Advisory fees waived (note 2)	(777)

Net Expenses	629,391

Net Investment Loss	(146,766)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	2,629,797
Change in unrealized appreciation on investments	(5,305,227)

Realized and Unrealized Loss on Investments	(2,675,430)

Net Decrease in Net Assets Resulting from Operations	$(2,822,196)

See Notes to Financial Statements

WISDOM FUND

Statements of Changes in Net Assets

For the fiscal year ended May 31,	2008	2007

Operations:
Net investment loss	$(146,766)	$(137,443)
Net realized gain from investment transactions	2,629,797	2,476,306
Change in unrealized appreciation on investments	(5,305,227)	3,066,193

Net (Decrease) Increase in Net Assets Resulting from Operations	(2,822,196)	5,405,056

Distributions to Shareholders: (note 5)
Net realized gain from investment transactions
Institutional Class Shares	(586,253)	(346,967)
Investor Class Shares	(717,260)	(541,871)
Class B Shares	(1,395,267)	(1,005,307)
Class C Shares	(836,748)	(563,120)

Decrease in Net Assets Resulting from Distributions	(3,535,528)	(2,457,265)

Capital Share Transactions: (note 6)
Institutional Class Shares
Shares sold	103,995	283,217
Reinvested divdends and distributions	580,892	343,498
Shares repurchased	(81,175)	(622,038)
Investor Class Shares
Shares sold	335,499	663,518
Reinvested dividends and distributions	656,052	482,053
Shares repurchased	(2,080,147)	(6,094,445)
Class B Shares
Shares sold	75,712	223,906
Reinvested dividends and distributions	1,332,575	962,137
Shares repurchased	(2,498,833)	(2,962,318)
Class C Shares
Shares sold	100,648	525,483
Reinvested dividends and distributions	808,073	546,216
Shares repurchased	(1,342,197)	(2,275,303)

Decrease from Capital Share Transactions	(2,008,906)	(7,924,076)

Net Decrease in Net Assets	(8,366,630)	(4,976,285)

Net Assets:
Beginning of Year	31,286,883	36,263,168
End of Year	$22,920,253	$31,286,883

Undistributed Net Investment Income	$-	$-

See Notes to Financial Statements

WISDOM FUND

Financial Highlights

For a share outstanding during the	Institutional Class Shares
fiscal year ended May 31,	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$ 14.12	$ 12.74	$ 13.16	$ 12.62	$ 11.12
Income (Loss) from Investment Operations
Net investment income	0.01	0.03	0.16 (c)	0.08	0.02
Net realized and unrealized gain (loss) on
investment and foreign currency translation	(1.21)	2.42	0.19	0.63	1.48
Total from Investment Operations	(1.20)	2.45	0.35	0.71	1.50
Less Distributions:
Dividends (from net investment income)	-	-	(0.05)	-	-
Distributions (from capital gains)	(1.70)	(1.07)	(0.72)	(0.17)	-
Total Distributions	(1.70)	(1.07)	(0.77)	(0.17)	-
Net Asset Value, End of Year	$ 11.22	$ 14.12	$ 12.74	$ 13.16	$ 12.62
Total return	(8.85)%	19.82%	2.63%	5.65%	13.49%
Net Assets, End of Year (in thousands)	$ 4,462	$ 4,875	$ 4,386	$ 5,090	$ 4,811
Average Net Assets for the Year (in thousands)	$ 4,566	$ 4,531	$ 4,762	$ 4,953	$ 4,452
Ratios of:
Gross Expenses to Average Net Assets (b)	1.73%	1.48%	1.28%	1.23%	1.29%
Net Expenses to Average Net Assets (b)	1.73%	1.48%	1.28%	1.23%	1.29%
Net Investment Income to Average Net Assets	0.11%	0.24%	1.05%	0.60%	0.14%
Portfolio turnover rate	30.89%	10.72%	19.03%	41.99%	20.41%

For a share outstanding during the	Investor Class Shares
fiscal year ended May 31,	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$ 13.94	$ 12.62	$ 13.07	$ 12.57	$ 11.10
Income (Loss) from Investment Operations
Net investment income (loss)	(0.02)	0.00	0.15	(c) 0.05	(0.01)
Net realized and unrealized gain (loss) on
investment and foreign currency translation	(1.20)	2.39	0.17	0.62	1.48
Total from Investment Operations	(1.22)	2.39	0.32	0.67	1.47
Less Distributions:
Dividends (from net investment income)	-	-	(0.05)	-	-
Distributions (from capital gains)	(1.70)	(1.07)	(0.72)	(0.17)	-
Total Distributions	(1.70)	(1.07)	(0.77)	(0.17)	-
Net Asset Value, End of Year	$ 11.02	$ 13.94	$ 12.62	$ 13.07	$ 12.57
Total return (a)	(9.13)%	19.54%	2.45%	5.36%	13.24%
Net Assets, End of Year (in thousands)	$ 4,446	$ 6,837	$11,061	$19,177	$19,789
Average Net Assets for the Year (in thousands)	$ 5,503	$ 7,787	$13,734	$20,625	$17,326
Ratios of:
Gross Expenses to Average Net Assets (b)	1.96%	1.73%	1.53%	1.48%	1.54%
Net Expenses to Average Net Assets (b)	1.96%	1.73%	1.53%	1.48%	1.54%
Net Investment (Loss) Income to Average Net Assets	(0.13)%	(0.01)%	0.81%	0.34%	(0.11)%
Portfolio turnover rate	30.89%	10.72%	19.03%	41.99%	20.41%

(a)	Total return does not reflect payment of a sales charge.
(b)			The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(c)			No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.
See Notes to Financial Statements

WISDOM FUND

Financial Highlights

For a share outstanding during the	Class B Shares
fiscal year ended May 31,	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$ 13.28	$ 12.16	$ 12.72	$ 12.33	$ 10.97
Income (Loss) from Investment Operations
Net investment income (loss)	(0.11)	(0.10)	0.00	(c) (0.05)	(0.10)
Net realized and unrealized gain (loss) on
investment and foreign currency translation	(1.13)	2.29	0.22	0.61	1.46
Total from Investment Operations	(1.24)	2.19	0.22	0.56	1.36
Less Distributions:
Dividends (from net investment income)	-	-	(0.06)	-	-
Distributions (from capital gains)	(1.70)	(1.07)	(0.72)	(0.17)	-
Total Distributions	(1.70)	(1.07)	(0.78)	(0.17)	-
Net Asset Value, End of Year	$ 10.34	$ 13.28	$ 12.16	$ 12.72	$ 12.33
Total return (a)	(9.77)%	18.59%	1.66%	4.56%	12.40%
Net Assets, End of Year (in thousands)	$ 8,539	$12,154	$12,842	$14,660	$14,871
Average Net Assets for the Year (in thousands)	$10,069	$12,288	$13,845	$15,060	$14,097
Ratios of:
Gross Expenses to Average Net Assets (b)	2.72%	2.48%	2.28%	2.23%	2.29%
Net Expenses to Average Net Assets (b)	2.71%	2.48%	2.28%	2.23%	2.29%
Net Investment (Loss) Income to Average Net Assets	(0.89)%	(0.76)%	0.07%	(0.41)%	(0.86)%
Portfolio turnover rate	30.89%	10.72%	19.03%	41.99%	20.41%

For a share outstanding during the	Class C Shares
fiscal year ended May 31,	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$ 13.36	$ 12.22	$ 12.78	$ 12.38	$ 11.01
Income (Loss) from Investment Operations
Net investment income (loss)	(0.11)	(0.10)	0.00 (c)	(0.05)	(0.09)
Net realized and unrealized gain (loss) on
investment and foreign currency translation	(1.14)	2.31	0.21	0.62	1.46
Total from Investment Operations	(1.25)	2.21	0.21	0.57	1.37
Less Distributions:
Dividends (from net investment income)	-	-	(0.05)	-	-
Distributions (from capital gains)	(1.70)	(1.07)	(0.72)	(0.17)	-
Total Distributions	(1.70)	(1.07)	(0.77)	(0.17)	-
Net Asset Value, End of Year	$ 10.41	$ 13.36	$ 12.22	$ 12.78	$ 12.38
Total return (a)	(9.78)%	18.66%	1.60%	4.63%	12.44%
Net Assets, End of Year (in thousands)	$ 5,474	$ 7,421	$ 7,975	$ 9,681	$ 8,682
Average Net Assets for the Year (in thousands)	$ 6,226	$ 7,158	$ 9,139	$ 9,212	$ 6,972
Ratios of:
Gross Expenses to Average Net Assets (b)	2.72%	2.48%	2.28%	2.23%	2.29%
Net Expenses to Average Net Assets (b)	2.72%	2.48%	2.28%	2.23%	2.29%
Net Investment (Loss) Income to Average Net Assets	(0.89)%	(0.76)%	0.07%	(0.39)%	(0.86)%
Portfolio turnover rate	30.89%	10.72%	19.03%	41.99%	20.41%

(a)			Total return does not reflect payment of a sales charge.
(b)			The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(c)			No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.
See Notes to Financial Statements

WISDOM FUND

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Wisdom Fund (the “Fund”) is a series fund. The Fund is part of the New Providence Investment Trust (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Fund is classified as a “diversified” company as defined in the 1940 Act.

The Wisdom Fund commenced operations February 16, 1999. The investment objective of the Fund is to seek maximum total returns consisting of any combination of capital appreciation, realized and unrealized gains, and income under the constantly varying market conditions.

The Board of Trustees of the Trust (the “Trustees”) approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes – Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Fund may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

(Continued)

WISDOM FUND

Notes to Financial Statements

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

The Fund pays a monthly advisory fee to Atlanta Investment Counsel, LLC (the “Advisor”) based upon the annual rate of 0.50% of the first $500 million of the Fund’s average daily net assets and 0.40% of all assets over $500 million.

The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund’s Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan. There can be no assurances that the foregoing voluntary fee waivers or reimbursements will continue. The Fund may, at a later date, reimburse the Advisor for the management fees waived or limited, and/or other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three (3) fiscal years provided that the Fund has reached a sufficient asset size to permitsuch reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.75%, as stated above. For the fiscal years ended 2006 and 2007, there were no waived or reimbursed expenses. For the fiscal year ended May 31, 2008, there were no reimbursed expenses, but the advisory fees were waived in the amount of $777.

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates shown in the schedule provided below. The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of these fees is provided below.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

________________________________________________________________________________________________________

Administration Fees (a)		Custody Fees (b)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based Fees
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 Million Next $50 Million Over $100 Million	0.125% 0.100% 0.075%	First $100 Million Over $100 Million	0.020% 0.009%	$4,500	All Assets	0.01%	$150 per state per class

(a) Subject to a minimum fee of $2,000 per month.

(b) Subject to a minimum fee of $400 per month.

Compliance Services

The Nottingham Compliance Services, LLC, a wholly owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives sales charges imposed on share purchases and re-allocates a portion of suchcharges to dealers through whom the sale was made, if any. For the fiscal year ended May 31, 2008, the Distributor retained sales charges in the amount of $988.

(Continued)

WISDOM FUND

Notes to Financial Statements

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act applicable to the Investor Class Shares, Class B Shares and Class C Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares or 1.00% per annum of the average daily net assets of the Class B or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts. The Fund incurred $13,757, $100,691, and $62,261, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the fiscal year ended May 31, 2008.

4.	Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) are shown in the table below:

Purchases of Securities	Proceeds from Sales of Securities
$7,877,978	$13,944,838

There were no purchases or sales of long-term U.S. Government Obligations during the fiscal year ended May 31, 2008.

5.	Federal Income Tax

The information in the tables below represent: (1) tax components of capital, (2) permanent book/tax difference reclassifications, (3) unrealized appreciation or depreciation of investments for federal income tax purposes, and (4) characterization of distributions for federal income tax purposes for the fiscal years ended May 31, 2008 and 2007.

Management has analyzed the Fund’s potential tax positions for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

____________________________________________________

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Net Tax Appreciation
$ -	$821,869	$ -	$3,539,823

As a result of the Fund’s operating net investment loss, the following reclassifications were made for the fiscal year ended May 31, 2008. These reclassifications had no effect on the net assets or the net asset value of the Fund.

_________________________________________________

Increase (Decrease) in
Paid-in Capital	Undistributed Net Investment Income	Undistributed Net Realized Gain on Investments
($146,766)	$146,766	$ -

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of May 31, 2008 are noted below

_________________________________________________

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation
$19,379,245	$4,322,693	$(782,870)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards. Certain permanent differences such as tax returns of capital and net investment losses, if any, would be re-classified against capital.

_________________________________________________

For the fiscal year ended	Distributions from
	Ordinary Income	Long-Term Capital Gains
May 31, 2008	$ -	$3,535,528
May 31, 2007	$ -	$2,457,265

(Continued)

WISDOM FUND

Notes to Financial Statements

6.	Capital Share Transactions

For the fiscal year ended May 31,	Institutional Class		Investor Class
	2008	2007	2008	2007
Transactions in Capital Shares
Shares sold	8,546	21,404	25,610	50,334
Reinvested distributions	50,294	25,964	57,751	36,910
Shares repurchased	(6,382)	(46,349)	(170,609)	(473,407)
Net Increase (Decrease) in Capital Shares	52,458	1,019	(87,248)	(386,163)
Shares Outstanding, Beginning of Year	345,197	344,178	490,613	876,776
Shares Outstanding, End of Year	397,655	345,197	403,365	490,613

For the fiscal year ended May 31,	Class B		Class C
	2008	2007	2008	2007
Transactions in Capital Shares
Shares sold	6,336	17,745	8,440	40,663
Reinvested distributions	124,656	77,032	75,100	43,454
Shares repurchased	(220,378)	(236,068)	(113,149)	(181,203)
Net Decrease in Capital Shares	(89,386)	(141,291)	(29,609)	(97,086)
Shares Outstanding, Beginning of Year	915,044	1,056,335	555,467	652,553
Shares Outstanding, End of Year	825,658	915,044	525,858	555,467

7.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value measurements and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for the fiscal period.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

(Continued)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

New Providence Investment Trust

and the Shareholders of the Wisdom Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Wisdom Fund, a series of shares of beneficial interest of the New Providence Investment Trust, as of May 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years ended May 31, 2005 were audited by other auditors whose report dated July 8, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wisdom Fund as of May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

July 25, 2008

WISDOM FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the fund at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal year ended May 31, 2008.

During the fiscal year, the Fund paid a long-term capital gain distribution of $3,535,528.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

4.	Results of Special Meeting of Shareholders

On January 31 2008, a Special Meeting of Shareholders of the Wisdom Fund was held to elect Jack E. Brinson, C. Douglas Davenport, and Theo H. Pitt to be members of the Board of Trustees of the Trust. The number of shares of the Fund present and voting at the Special Meeting, either in person or by proxy, represented the 77.85% of the total shares entitled to vote at the meeting. The proposal to elect Jack E. Brinson, C. Douglas Davenport, and Theo H. Pitt to be members of the Board of Trustees of the Trust was approved by shareholders.

The results of the voting for or against (or abstained with respect to) the proposal to elect Jack E. Brinson, C. Douglas Davenport, and Theo H. Pitt was as follows:

____________________________________________

	Number of Shares
Trustee Nominee	For	Against	Abstain
Jack E. Brinson	1,854,518.083	0	465.256
C. Douglas Davenport	1,854,983.339	0	0
Theo H. Pitt	1,854,983.339	0	0

5.	Information About Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Trustee. Information concerning the Trustee and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as resignation, death, or otherwise occur as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Trustees received aggregate compensation of $3,450 during the fiscal year ended May 31, 2008 from the Fund for services to the Fund and Trust. The interested trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

(Continued)

WISDOM FUND

Additional Information (Unaudited)

Name, Age, And Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jack E. Brinson, age 76	Trustee	Since 1997	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership)	1

Independent Trustee of the Gardner Lewis Investment Trust for the three series of that trust; The Nottingham Investment Trust II for the six series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; Tilson Investment Trust for the two series of that trust, and the DGHM Investment Trust for the one series of that trust (all registered investment companies)

Theo H. Pitt, Jr., age 72	Trustee	Since 2008	Senior Partner, Community Financial Institutions Consulting since 1997 and Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) since September 2003.	1

Independent Trustee of the Gardner Lewis Investment Trust for the three series of that trust; the Hillman Capital Management Investment Trust for the two series of that trust; the Tilson Investment Trust for the two series of that trust; the DGHM Investment Trust for the one series of that trust: and the NCM Capital Investment Trust for the one series of that Trust (all registered investment companies)

			Interested Trustee
C. Douglas Davenport, age 57 Atlanta Investment Counsel, LLC 4161 Harris Trail, NW Atlanta, GA 30327	Trustee, President, Treasurer, Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), and Chief Compliance Officer	Trustee since 2008; President, Treasurer, PEO and PFO since 2003; Chief Compliance Officer since 2004	President (since 1998) of Atlanta Investment Counsel, LLC (Adviser of the Fund)	1	none
Officers
Vason Hamrick, age 31	Secretary	Since 2007	The Nottingham Company, Corporate Counsel since 2004.	n/a	n/a

Wisdom Fund

is a series of

The New Providence Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services	Atlanta Investment Counsel, LLC
116 South Franklin Street	4161 Harris Trail, NW
Post Office Drawer 4365	Atlanta, Georgia 30327
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-877-352-0020

World Wide Web @:	World Wide Web @:

nottinghamco.com	wisdomfund.com

Item 2.     CODE OF ETHICS.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12(a)(1) below.

Item 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant does not have an audit committee financial expert serving on its audit committee.
(a)(2)	Not applicable.
(a)(3)

At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4.	PRINCIPTAL ACCOUNTANT FEES AND SERVICES
(a)

Audit Fees – Audit fees billed for the registrant for the fiscal years ended May 31, 2007 and May 31, 2008 are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, Briggs, Bunting & Dougherty LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings.

Fund	2007	2008
Wisdom Fund	$ 13,500	$14,000

(b)

Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2007 or May 31, 2008 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)

Tax Fees – The tax fees billed in the fiscal years ended for May 31, 2007 and May 31, 2008 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are described in the table below. These services were for the completion of the fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2007	2008
Wisdom Fund	$ 2,000	$2,000

(d)	All Other Fees –There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal years ended May 31, 2007 and May 31, 2008.

(e)(1)

The registrant’s board of trustees pre-approved the engagement of the Accountant for the last two fiscal years at audit committee meetings of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

Aggregate non-audit fees billed by the Accountant, to the registrant for services rendered during the fiscal years ended May 31, 2007 and May 31, 2008 were $2,000, respectively. There were no non-audit fees billed by Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.      SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.     CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)	/s/ C. Douglas Davenport
C. Douglas Davenport

President, Treasurer, Principal Executive

Officer and Principal Financial Officer

Date: August 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ C. Douglas Davenport
C. Douglas Davenport

President, Treasurer, Principal Executive

Officer and Principal Financial Officer

New Providence Investment Trust

Date: August 4, 2008